Voya SmallCap Opportunities Portfolio Annual Fund Operating Expenses - Voya SmallCap Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.61%	[1],[2]
Fee Waiver or Reimbursement	(0.19%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.42%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.11%	[1],[2]
Fee Waiver or Reimbursement	(0.19%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.92%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.91%	[1],[2]
Fee Waiver or Reimbursement	0.00%	[1],[3]
Net Expenses (as a percentage of Assets)	0.91%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.36%	[1],[2]
Fee Waiver or Reimbursement	(0.19%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.17%	[1]
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.51%	[1],[2]
Fee Waiver or Reimbursement	(0.19%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.32%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.42%, 0.92%, 0.92%, 1.17%, and 1.32% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, fees, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Variable Products Trust (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.